     As filed with the Securities and Exchange Commission on March 12, 1999

                           Registration No. 333-66479

                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549
                                  ____________


                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      [ ] Pre-Effective Amendment No. __
                      [x] Post-Effective Amendment No. 1


                                   WM Trust I
               (Exact name of Registrant as Specified in Charter)


                         1201 Third Avenue, Suite 2210
                           Seattle, Washington  98101
                    (Address of Principal Executive Offices)
                                 (206) 461-3800
                        (Area Code and Telephone Number)
                                  ____________


                          William G. Papesh, President
                               WM Advisors, Inc.
                         1201 Third Avenue, Suite 1400
                           Seattle, Washington  98101
                    (Name and Address of Agent for Service)


                                   Copies to:
                           Joseph B. Kittredge, Esq.
                                  Ropes & Gray
                            One International Place
                               Boston, MA  02110


                                  ____________

 It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).
                                  ____________

                                   WM TRUST I

                MONEY MARKET FUND, TAX-EXEMPT MONEY MARKET FUND,
             U.S. GOVERNMENT SECURITIES FUND, TAX-EXEMPT BOND FUND,
                      INCOME FUND and GROWTH & INCOME FUND

                                   FORM N-14

                                     PART C
                               OTHER INFORMATION

Item 16.  Exhibits

     (12) The following opinions of counsel as to tax matters and consent of counsel are filed herewith:

          (a) Opinion of counsel as to certain tax matters related to the merger of the Money Market Fund of The Griffin Funds, Inc. ("Griffin") into the Money Market Fund.

          (b) Opinion of counsel as to certain tax matters related to the merger of Griffin's Tax-Free Money Market Fund into the Tax-Exempt Money Market Fund.

          (c) Opinion of counsel as to certain tax matters related to the merger of Griffin's U.S. Government Income Fund into the U.S. Government Securities Fund.

          (d) Opinion of counsel as to certain tax matters related to the merger of Griffin's Municipal Bond Fund into the Tax-Exempt Bond Fund.

          (e) Opinion of counsel as to certain tax matters related to the merger of Griffin's Bond Fund into the Income Fund.

          (f) Opinion of counsel as to certain tax matters related to the merger of Griffin's Growth & Income Fund into the Growth & Income Fund.

          (g) Consent of counsel.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Seattle in the State of Washington on the 12/th/ day of March, 1999.

                              WM TRUST I


                              By: /s/William G. Papesh
                                 ----------------------------
                                     William G. Papesh,
                                     President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


    Signature                            Title(s)                  Date
    ---------                            -----                     ----
 /s/ William G. Papesh                   President and             March 12, 1999
---------------------------------        Trustee
William G. Papesh


/s/ Monte D. Calvin                      Vice President and        March 12, 1999
---------------------------------        Treasurer
Monte D. Calvin


/s/ David E. Anderson*                   Trustee                   March 12, 1999
---------------------------------
David E. Anderson



/s/ Wayne L. Attwood*                    Trustee                   March 12, 1999
---------------------------------
Wayne L. Attwood, M.D.


/s/ Arthur H. Bernstein, Esq.*           Trustee                   March 12, 1999
---------------------------------
Arthur H. Bernstein


/s/ Kristianne Blake*                    Trustee                   March 12, 1999
---------------------------------
Kristianne Blake


/s/ Edmond R. Davis*                       Trustee           March 12, 1999
---------------------------------
Edmond R. Davis

                                           Trustee           March 12, 1999
---------------------------------
John W. English


/s/ Anne V. Farrell*                       Trustee           March 12, 1999
---------------------------------
Anne V. Farrell


/s/ Michael K. Murphy*                     Trustee           March 12, 1999
---------------------------------
Michael K. Murphy


/s/ Daniel L. Pavelich*                    Trustee           March 12, 1999
---------------------------------
Daniel L. Pavelich


/s/ Alfred E. Osborne, Jr. Ph.D.*          Trustee           March 12, 1999
---------------------------------
Alfred E. Osborne, Jr. Ph.D.


                                           Trustee           March 12, 1999
---------------------------------
Jay Rockey


/s/ Richard C. Yancey*                     Trustee           March 12, 1999
---------------------------------
Richard C. Yancey

*By:   /s/ Monte D. Calvin
       ---------------------------------
       Monte D. Calvin
       Attorney-in-Fact, pursuant to the
       Power of Attorney filed previously

                                 Exhibit Index
                                 -------------


Exhibit No.    Exhibit Name
-----------    ------------

    12(a) Opinion of counsel as to certain tax matters related to the merger of Griffin's Money Market Fund into the Money Market Fund.

    12(b) Opinion of counsel as to certain tax matters related to the merger of Griffin's Tax-Free Money Market Fund into the Tax-Exempt Money Market Fund.

    12(c) Opinion of counsel as to certain tax matters related to the merger of Griffin's U.S. Government Income Fund into the U.S. Government Securities Fund.

    12(d) Opinion of counsel as to certain tax matters related to the merger of Griffin's Municipal Bond Fund into the Tax-Exempt Bond Fund.

    12(e) Opinion of counsel as to certain tax matters related to the merger of Griffin's Bond Fund into the Income Fund.

    12(f) Opinion of counsel as to certain tax matters related to the merger of Griffin's Growth & Income Fund into the Growth & Income Fund.

    12(g)      Consent of counsel.